Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Depreciation and impairment	$ 2,100,958	$ 2,931,956
Operating loss carryforwards	6,705,907	7,984,349
Gross deferred tax assets	8,806,865	10,916,305
Valuation allowance	(8,806,865)	(10,916,305)
Net deferred income tax asset	$ 0	$ 0